N-4	May 22, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	May 22, 2023
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]

Item 2 in the table that reflects the minimum and maximum Investment Options (Fund fees and expenses) in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is deleted and replaced with the following:

ANNUAL FEES	MINIMUM	MAXIMUM
2. Investment Options (Fund fees and expenses)	0.03%[2]	1.23%[2]

The table that reflects the lowest and highest cost you could pay each year based on current charges in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is deleted and replaced with the following:

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $457.97	Highest Annual Cost: $3,999.25

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.23%
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $457.97	Highest Annual Cost: $3,999.25

Lowest Annual Cost [Dollars]	$ 457.97
Highest Annual Cost [Dollars]	$ 3,999.25
Item 4. Fee Table [Text Block]

In the Initial Summary Prospectus and Statutory Prospectus:

The table showing the minimum and maximum total annual operating expenses and the examples in the Annual Fund Operating Expenses section is deleted and replaced with the following:

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.03%	1.23%

Examples

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The Example does not account for withdrawals from your Contract Value or other assets to pay advisory fees. If these were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

•  If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$4,609	$14,261	$24,475	$52,336

Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses
	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.03%	1.23%

Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	1.23%
Surrender Example [Table Text Block]	• If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$4,609	$14,261	$24,475	$52,336

Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,609
Surrender Expense, 3 Years, Maximum [Dollars]	14,261
Surrender Expense, 5 Years, Maximum [Dollars]	24,475
Surrender Expense, 10 Years, Maximum [Dollars]	$ 52,336
Annuitize Example [Table Text Block]	• If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$4,609	$14,261	$24,475	$52,336

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,609
Annuitized Expense, 3 Years, Maximum [Dollars]	14,261
Annuitized Expense, 5 Years, Maximum [Dollars]	24,475
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 52,336
No Surrender Example [Table Text Block]	• If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$4,609	$14,261	$24,475	$52,336

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,609
No Surrender Expense, 3 Years, Maximum [Dollars]	14,261
No Surrender Expense, 5 Years, Maximum [Dollars]	24,475
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 52,336